LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 5) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Impaired Loans
Total impaired loans	$ 64,879,818	$ 65,507,287
Recorded Investment	65,122,367	65,744,821
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3
Impaired Loans
Recorded Investment	4,008,000	13,838,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Fair value of collateral method
Impaired Loans
Total impaired loans	42,405,000	24,996,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Present value of cash flows method
Impaired Loans
Total impaired loans	22,475,000	40,511,000
Non-performing loans
Impaired Loans
Total impaired loans	47,477,363	53,380,962
Recorded Investment	47,643,101	53,549,746
Non-accrual loans
Impaired Loans
Total impaired loans	17,462,262	15,039,622
Recorded Investment	17,503,014	15,071,226
Troubled debt restructurings current under restructured terms
Impaired Loans
Total impaired loans	22,198,364	24,477,261
Recorded Investment	22,284,401	24,554,899
Troubled debt restructurings past due under restructured terms
Impaired Loans
Total impaired loans	7,816,737	13,864,079
Recorded Investment	7,855,686	13,923,621
Troubled debt restructurings returned to accrual status
Impaired Loans
Total impaired loans	17,402,455	12,126,325
Recorded Investment	$ 17,479,266	$ 12,195,075